Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2019
Organization And Principal Activities
Schedule of subsidiaries and VIE

Name	Date of incorporation/acquired	Place of incorporation	Percentage of effective ownership	Principal Activities
Wholly owned subsidiaries Puyi Group	July 2018	BVI	100%	Holding company
Puyi Holdings (Hong Kong) Limited ("Puyi HK")	July 2018	Hong Kong	100%	Holding company
Puyi Enterprises Management Consulting Co., Ltd. ("Puyi Consulting" or the Wholly Foreign-Owned Enterprise "WFOE")	August 2018	Chengdu	100%	WFOE

Variable Interest Entities ("VIEs")

Puyi Bohui	April 2012	Chengdu	100%	Information technology
Puyi Fund	November 2010	Chengdu	100%	Fund product distribution
Puyi Zhongxiang	April 2014	Shenzhen	100%	Financial product distribution
Puyi Asset	May 2013	Shenzhen	100%	Asset management
Chongqing Fengyi	December 2016	Chongqing	100%	Corporate financing business
Shenzhen Baoying	May 2018	Shenzhen	100%	Factoring
Zhonghui	July 2018	Shenzhen	51%	Asset management

Schedule of financial statements amounts and balances of the VIE
	As of June 30,
	2018	2019	2019
	RMB	RMB	US$

Total assets	225,866	479,409	69,834
Total liabilities	32,214	75,833	11,046

	Years ended June 30,
	2018	2019	2019
	RMB	RMB	US$

Net revenues	165,811	203,231	29,604
Net income	63,617	52,023	7,578